INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2015	Dec. 31, 2014
Equity method investments:
Investments, ownership percentage	100.00%
Golar Partners
Equity method investments:
Participation in equity method investment	25.40%	25.40%
Investments, ownership percentage	30.70%	41.40%
The Cool Pool Limited (Cool Pool)
Equity method investments:
Participation in equity method investment	33.00%	0.00%
Egyptian Company for Gas Services S.A.E (ECGS)
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Golar Wilhelmsen Management AS (Golar Wilhelmsen)
Equity method investments:
Participation in equity method investment	100.00%	60.00%